Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%
Expenses not deductible for tax purposes	3.40%	(1.60%)	0.90%
Return to provision	0.00%	(0.40%)	0.00%
Non-deductible interest expense	0.00%	0.00%	(3.60%)
Stock based compensation	0.00%	(19.70%)	2.60%
Transaction cost adjustment	0.00%	0.00%	(1.40%)
Tax rate change	0.00%	0.30%	0.00%
Foreign rate difference	7.70%	5.30%	0.00%
Change in valuation allowance	(31.10%)	(0.90%)	(21.60%)
Effective tax rate	(1.00%)	2.00%	(4.10%)